Off Balance Sheet Commitments (Details) - USD ($) $ in Millions	1 Months Ended
	Jan. 31, 2021	Apr. 09, 2021	Apr. 08, 2021
Kymab
Disclosure Of Off Balance Sheet Commitments [Line Items]
Commitments related to potential milestone payments for projects under collaboration agreements			$ 350
Tidal Therapeutics
Disclosure Of Off Balance Sheet Commitments [Line Items]
Commitments related to potential milestone payments for projects under collaboration agreements		$ 310
Biond Biologics
Disclosure Of Off Balance Sheet Commitments [Line Items]
Upfront payment	$ 125
Commitments related to potential milestone payments for projects under collaboration agreements	$ 1,000